UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/09

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard, Suite 2400

         Houston, TX  77056-3898

13F File Number:  28-01717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pat H. Swanson
Title:     Chief Compliance Officer
Phone:     713-961-0462

Signature, Place, and Date of Signing:

     Pat H. Swanson     Houston, TX     November 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     69

Form13F Information Table Value Total:     $321,179 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO-CL A    Common           002896207      765    23280 SH  0    Sole    0               23105        0      175
ACCENTURE PLC-CL A             Common           G1151C101     8205   220150 SH  0    Sole    0              199025        0    21125
ALMOST FAMILY INC              Common           020409108      534    17965 SH  0    Sole    0               17965        0        0
ARBITRON INC                   Common           03875Q108      330    15890 SH  0    Sole    0               15890        0        0
AT&T INC                       Common           00206R102      626    23175 SH  0    Sole    0               23175        0        0
BANCTEC INC                    Common           059784603      702   140437 SH  0    Sole    0              140437        0        0
BANK OF NEW YORK MELLON CORP   Common           064058100     1232    42500 SH  0    Sole    0               42500        0        0
BARRICK GOLD CORP              Common           067901108      253     6665 SH  0    Sole    0                6665        0        0
BP PLC-SPONS ADR               Common           055622104      451     8470 SH  0    Sole    0                8470        0        0
BROADRIDGE FINANCIAL SOLUTIO   Common           11133T103    12946   644080 SH  0    Sole    0              579030        0    65050
CADBURY PLC-SPONS ADR          Common           12721E102    10175   198695 SH  0    Sole    0              178895        0    19800
CATERPILLAR INC                Common           149123101      425     8285 SH  0    Sole    0                8285        0        0
CEPHALON INC                   Common           156708109    20507   352105 SH  0    Sole    0              327170        0    24935
CHARLES RIVER LABORATORIES     Common           159864107     3608    97565 SH  0    Sole    0               96165        0     1400
CHEVRON CORP                   Common           166764100      216     3066 SH  0    Sole    0                3066        0        0
CHUBB CORP                     Common           171232101     6922   137310 SH  0    Sole    0              137210        0      100
CONOCOPHILLIPS                 Common           20825C104      553    12245 SH  0    Sole    0               12245        0        0
CONSOL ENERGY INC              Common           20854P109     1210    26820 SH  0    Sole    0               26695        0      125
CONTANGO OIL & GAS             Common           21075N204      204     4000 SH  0    Sole    0                4000        0        0
CULLEN/FROST BANKERS INC       Common           229899109      227     4405 SH  0    Sole    0                4405        0        0
CVS CAREMARK CORP              Common           126650100     9165   256435 SH  0    Sole    0              232310        0    24125
ENDO PHARMACEUT HLDGS INC      Common           29264F205    13672   604145 SH  0    Sole    0              557895        0    46250
ENERGY COAL RESOURCES-144A     Common           29268G209     1926   119600 SH  0    Sole    0              117400        0     2200
ENSCO INTERNATIONAL INC        Common           26874Q100      314     7380 SH  0    Sole    0                7380        0        0
ENTERPRISE PRODUCTS PARTNERS   Common           293792107      328    11575 SH  0    Sole    0               11575        0        0
EXPRESS SCRIPTS INC            Common           302182100    15184   195720 SH  0    Sole    0              179130        0    16590
FIDELITY NATIONAL INFORMATIO   Common           31620M106     8956   351067 SH  0    Sole    0              315017        0    36050
FIRST AMERICAN FINCIAL HOLD    Common           318782AAT      923    90000 SH  0    Sole    0               80000        0    10000
FOREST LABORATORIES INC        Common           345838106    10527   357585 SH  0    Sole    0              333285        0    24300
GENZYME CORP                   Common           372917104     9195   162086 SH  0    Sole    0              149050        0    13036
GOLD FIELDS LTD-SPONS ADR      Common           38059T106      141    10200 SH  0    Sole    0               10200        0        0
HCC INSURANCE HOLDINGS INC     Common           404132102      310    11350 SH  0    Sole    0               11350        0        0
HESS CORP                      Common           42809H107      445     8330 SH  0    Sole    0                8330        0        0
HEWLETT-PACKARD CO             Common           428236103      806    17075 SH  0    Sole    0               16900        0      175
HJ HEINZ CO                    Common           423074103      429    10780 SH  0    Sole    0               10780        0        0
HOLOGIC INC                    Common           436440101    15527   950275 SH  0    Sole    0              879400        0    70875
INTL BUSINESS MACHINES CORP    Common           459200101     1049     8770 SH  0    Sole    0                8730        0       40
INTREPID POTASH INC            Common           46121Y102      224     9480 SH  0    Sole    0                9480        0        0
JPMORGAN CHASE & CO            Common           46625H100      718    16375 SH  0    Sole    0               16275        0      100
KANSAS CITY SOUTHERN           Common           485170302     7835   295780 SH  0    Sole    0              271030        0    24750
KOHLS CORP                     Common           500255104     1229    21550 SH  0    Sole    0               21425        0      125
LOEWS CORP                     Common           540424108     8087   236120 SH  0    Sole    0              214745        0    21375
MAGELLAN MIDSTREAM PARTNERS    Common           559080106      318     8455 SH  0    Sole    0                8455        0        0
MARATHON OIL CORP              Common           565849106      259     8105 SH  0    Sole    0                8105        0        0
MCDERMOTT INTL INC             Common           580037109     3503   138630 SH  0    Sole    0              138455        0      175
MONSANTO CO                    Common           61166W101    13056   168678 SH  0    Sole    0              156328        0    12350
MYLAN INC                      Common           628530107    10205   637435 SH  0    Sole    0              587035        0    50400
NII HOLDINGS INC               Common           62913F201    10512   349715 SH  0    Sole    0              331565        0    18150
NUANCE COMMUNICATIONS INC      Common           67020Y100     8086   540535 SH  0    Sole    0              492635        0    47900
PAID INC                       Common           69561N204       12    31000 SH  0    Sole    0               31000        0        0
POTASH CORP OF SASKATCHEWAN    Common           73755L107    10511   116350 SH  0    Sole    0              106990        0     9360
PROCTER & GAMBLE CO/THE        Common           742718109      201     3470 SH  0    Sole    0                3470        0        0
PROTECTIVE LIFE CORP           Common           743674103     6262   292345 SH  0    Sole    0              262495        0    29850
RESEARCH IN MOTION             Common           760975102      225     3325 SH  0    Sole    0                3325        0        0
SANDRIDGE ENERGY INC           Common           80007P307      332    25615 SH  0    Sole    0               25615        0        0
SUPERIOR ENERGY SERVICES INC   Common           868157108      300    13340 SH  0    Sole    0               13340        0        0
SYSCO CORP                     Common           871829107     1851    74480 SH  0    Sole    0               74305        0      175
TASER INTERNATIONAL INC        Common           87651B104      182    38640 SH  0    Sole    0               38640        0        0
TELEPHONE AND DATA SYSTEMS     Common           879433100     9545   307795 SH  0    Sole    0              285620        0    22175
TITAN INTERNATIONAL INC        Common           88830M102       89    10000 SH  0    Sole    0               10000        0        0
TOWER GROUP INC                Common           891777104    14676   601709 SH  0    Sole    0              559681        0    42028
US CELLULAR CORP               Common           911684108      254     6500 SH  0    Sole    0                6500        0        0
VARIAN MEDICAL SYSTEMS INC     Common           92220P105    13311   315948 SH  0    Sole    0              292773        0    23175
VERISIGN INC                   Common           92343E102     3397   143400 SH  0    Sole    0              143400        0        0
VERIZON COMMUNICATIONS INC     Common           92343V104     8790   290385 SH  0    Sole    0              261810        0    28575
WALT DISNEY CO/THE             Common           254687106     2738    99725 SH  0    Sole    0               99725        0        0
WASTE MANAGEMENT INC           Common           94106L109      797    26730 SH  0    Sole    0               26730        0        0
WATERS CORP                    Common           941848103     5842   104575 SH  0    Sole    0               91450        0    13125
WRIGHT MEDICAL GROUP INC       Common           98235T107    18844  1055103 SH  0    Sole    0              991053        0    64050